Selling and marketing expenses (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Selling And Marketing Expenses
Schedule of Selling and Marketing expenses

	Three Months Ended 31 December
	2024	2023
	AUD$	AUD$
Professional fees	$-	$15,000
Bad debts	$4,513	$142,000
Advertising and marketing expenses	80,676	29,332
Total selling and marketing expenses	$85,189	$186,332

	Six Months Ended 31 December
	2024	2023
	AUD$	AUD$
Professional fees	$87,750	$67,500
Bad debts	$4,513	$142,000
Advertising and marketing expenses	192,271	45,705
Total selling and marketing expenses	$284,534	$255,205

	Year Ended June 30,
	2024	2023

Professional fees	$327,309	$-
Advertising and marketing expenses	85,227	-
Total selling and marketing expenses	$412,536	$-